Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Non-Vested Stock Activity
A summary of non-vested stock activity during 2016 is presented in the following table:

	PREDECESSOR
	SHARES	WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE
Non-vested at Jan. 1, 2016	269,988	$48.11
Vested	(217,588)	$46.53
Forfeited	(52,400)	$54.64
Non-vested at Apr. 12, 2016	—	$—

Fair Value Assumptions of Non-Vested Stock
The fair value of shares of non-vested stock granted during 2015 and 2014 under the LTIP was estimated on the date of grant and the expense was calculated using the Monte Carlo simulation model with the assumptions listed in the following table:

	PREDECESSOR
	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Expected term (in years) (1)	3.0	3.0
Volatility of Cleco stock (2)	15.8%	17.3%
Correlation between Cleco stock volatility and peer group	63.1%	66.5%
Expected dividend yield	2.9%	3.0%
Weighted average fair value (Monte Carlo model)	$45.60	$54.58
(1) The expected term was based on the service period of the award.
(2) The volatility rate is based on historical stock prices over an appropriate period, generally equal to the expected term.

Stock Based Compensation
Cleco and Cleco Power reported pretax compensation expense for their share-based compensation plans as shown in the following tables:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Equity classification
Non-vested stock (1)	$—	$3,241	$6,110	$6,308
Tax benefit	$—	$1,247	$2,351	$2,427
(1) For each of the years ended December 31, 2015, and 2014, compensation expense included in Cleco’s Consolidated Statements of Income related to non-forfeitable dividends paid on non-vested stock that was not expected to vest was $0.1 million. For the predecessor period January 1, 2016, through April 12, 2016, compensation expense included in Cleco’s Consolidated Statements of Income related to non-forfeitable dividends paid on non-vested stock that was not expected to vest was less than $0.1 million.

Cleco Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation

Cleco Power
		FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Equity classification
Non-vested stock	$997	$2,000	$2,004
Tax benefit	$384	$770	$771